UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, Wisconsin 53029

(Address of principal executive offices)

 (Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Copies to:

Robert J Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: 262-369-9180

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Frontier MicroCap Fund

24/7 REAL MEDIA, INC

Ticker Symbol:TFSM	Cusip Number:901314206
Record Date: 9/11/2006	Meeting Date: 10/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Ratify the appointment of Goldstein Golub Kessler LLP as independent certified public accountants for fiscal year ending 12/31/06.	For	Issuer	For	With
3	Authorize authority to vote in their discretion on such matters to come before the meeting.	Against	Issuer	For	With

ACTION PRODUCTS INTERNATIONAL

Ticker Symbol:APII	Cusip Number:004920104
Record Date: 5/2/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OFDIRECTORS	Against	Issuer	For	With
2	OTHER BUSINESS AS MAY COME BEFORE THE MEETING	Against	Issuer	For	With

ACTION PRODUCTS INTERNATIONAL, INC

Ticker Symbol:APII	Cusip Number:004920104
Record Date: 8/23/2006	Meeting Date: 10/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With

AHPC HOLDINGS INC

Ticker Symbol:GLOV	Cusip Number:001303106
Record Date: 7/6/2006	Meeting Date: 8/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Appoint Plante & Moran PLLC as auditors for fiscal year ending June 30, 2006	For	Issuer	For	With

ALANCO TECHNOLOGIES INC

Ticker Symbol:ALAN	Cusip Number:011612603
Record Date: 12/8/2006	Meeting Date: 1/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	Split	Issuer	For	With
2	Approve Alanco 2006 stock option plan	For	Issuer	For	With
4	Approve warrants issued to affliates of the company to purchase class A common stock from the Company	Against	Issuer	For	With
3	Approve Alanco 2006 directors and officers stock option plan	Against	Issuer	For	With
5	Approve issuance of class A common stock as payment in lieu of cash related to obligtions incurred in connetion with the company's acquistion of Startrak Systems	For	Issuer	For	With

API ELECTRONICS GROUP CORP

Ticker Symbol:APII	Cusip Number:833139644
Record Date: 10/2/2006	Meeting Date: 10/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the arrangement resolution set forth as Annex A to the joint managemnet information circular.	For	Issuer	For	With

BRADLEY PHARMACEUTICALS

Ticker Symbol:BDY	Cusip Number:104576103
Record Date: 4/27/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RATIFY THE AUDIT COMMITTEES SELECTION OF GRANT THORNTON AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIMR FOR YEAR ENDING DECEMBER 31, 2007.	For	Issuer	For	With

BRADLEY PHARMACEUTICALS INC

Ticker Symbol:BDY	Cusip Number:104576103
Record Date: 9/12/2006	Meeting Date: 10/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Elect Directors	For	Stockholder	Against	Against
3	Ratify the appointment of Grant Thornton LLP as independent registered public accounting firm for 12/31/06	For	Issuer	For	With
4	Proposal by stockholder that requests the Board estabish a Policy to separate the roles of Chair adn Chief Executive office, so that an independent director serves as Chair	For	Stockholder	Against	Against
5	Proposal by stockholder to recommend thAt the Board consider a recapitalization transaction that adopts a single class of common stock	For	Stockholder	Against	Against
6	Proposal by a stockholder to authorize the company to reimburse the costs and expenses of such stockholder and its nominees in undertaking their solicitation and litigation.	Against	Issuer	Against	Against

BRADLEY PHARMACEUTICALS, INC

Ticker Symbol:BDY	Cusip Number:020111539
Record Date: 6/6/2006	Meeting Date: 7/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With

CADIOTECH INTERNATIONAL, INC

Ticker Symbol:CTE	Cusip Number:14160C100
Record Date: 8/16/2006	Meeting Date: 10/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP as independent accountants for fiscal year ending March 31, 2007.	For	Issuer	For	With

CARDIAC SCIENCE CORP

Ticker Symbol:CSC	Cusip Number:14141A108
Record Date: 4/19/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With

CARDIAC SCIENCE CORPORATION

Ticker Symbol:CSC	Cusip Number:14141A108
Record Date: 9/8/2006	Meeting Date: 10/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

CASH TECHNOLOGIES INC

Ticker Symbol:TQ	Cusip Number:147910103
Record Date: 4/13/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Amend the Certificat of Incoproration to increase authorized number of common and preferreds stock	Against	Issuer	For	With
3	Adopt the 2007 Equity incentvie plan	Against	Issuer	For	With
4	Ratify the selection of VASQUEZ & COMPANY, LLP as independent auditors for fiscal years 2006 and 2007	For	Issuer	For	With

CITY TLELCOM LIMITED

Ticker Symbol:CTEL	Cusip Number:178677209
Record Date: 11/20/2006	Meeting Date: 12/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and adopt the audited consolidated financial statements for year ended August 31, 2006	For	Issuer	For	With
2A-C	To re-elect Directors	For	Issuer	For	With
3	To authorize the Directors to fix the directors' remuneration	For	Issuer	For	With
4	To re-appoint the auditors and to authorize the directors to fix their remuneration	For	Issuer	For	With
5	To grant a general mandate to the directors to issue securites of the company	Against	Issuer	For	With
6	To grant a general mandate to the directors to repurchase shares of the company	For	Issuer	For	With
7	To extend the general mandate to issue securities in resolution no. 5 by the amount of shares repurchased under resolution no. 6	For	Issuer	For	With

CLINICAL DATA, INC

Ticker Symbol:CLDA	Cusip Number:18725U109
Record Date: 7/21/2006	Meeting Date: 9/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Amend clinical data's 2005 equity incentive plan	Against	Issuer	For	With
3	Ratify the appointment of Deloitte & Touche, LLP as independent registered public accounting for the 2007 fiscal year.	For	Issuer	For	With

COFFEE PACIFICA INC

Ticker Symbol:CFPC	Cusip Number:192185106
Record Date: 6/26/2006	Meeting Date: 8/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve stock option plan	For	Issuer	For	With
2	Approve Williams & Webster PS as auditors	For	Issuer	For	With

CONEXANT SYSTEMS, INC

Ticker Symbol:CONX	Cusip Number:207142100
Record Date: 1/2/2007	Meeting Date: 2/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Ratify the appointment of independent registered public accounting firm.	For	Issuer	For	With

EGAMES INC

Ticker Symbol:EGAM	Cusip Number:282253103
Record Date: 3/7/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	Against	Issuer	For	With
2	Appointment of Stockton Bates, LLP as auditors for year ending June 2007	For	Issuer	For	With

EMAGIN

Ticker Symbol:EMA	Cusip Number:29076N107
Record Date: 9/21/2006	Meeting Date: 10/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Proposal to increase the maximum number of directors from 9 to 10	For	Issuer	For	With
3	Proposal to effect the one-for-ten reverse stock split	Against	Issuer	For	With
4	Proposal to approve the issuance of share of common stock at a price below fair market value	Against	Issuer	For	With
5	Proposal to increase the number of authorized share of common stock issuable	Against	Issuer	For	With
6	Ratify Eisner LLP as the company independent auditors for the fiscal year 2006	For	Issuer	For	With

EVOLVING SYSTEMS

Ticker Symbol:EVOL	Cusip Number:30049R100
Record Date: 4/18/2007	Meeting Date: 6/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Approval of amdnement to Certificate of Incorporation	Against	Issuer	For	With
3	Approval of 2007 stock incentive plan	Against	Issuer	For	With
4	Ratify selction of indempendent regsitered public accounting firm.	For	Issuer	For	With

GLOBAL AXCESS CORP

Ticker Symbol:GAXC	Cusip Number:37941L206
Record Date: 4/2/2007	Meeting Date: 6/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify the selection of Kirkland, Russ, Murphy & Tapp, PA, as independent adutior for fiscal 2007	For	Issuer	For	With
3	Transact other businss as may properly come before the meeting	Against	Issuer	For	With

ILINC COMMUNICATIONS

Ticker Symbol:ILC	Cusip Number:451724108
Record Date: 6/30/2006	Meeting Date: 8/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Epstein Weber & Conover PLC as independent accountants for fiscal 2007	For	Issuer	For	With

IMMUNOMEDICS, INC

Ticker Symbol:IMMU	Cusip Number:452907108
Record Date: 10/11/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Approve the proposed IMMU 2006 stock incentive plan	Against	Issuer	For	With
3	Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm of year end 6-30-07	For	Issuer	For	With

INTERLINK ELECTRONICS INC

Ticker Symbol:LINK	Cusip Number:458751104
Record Date: 8/28/2006	Meeting Date: 10/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	To amend our certificate of incorporation to effect a reverse stock split of our common stock	For	Issuer	For	With

INTERNATIONAL MONETARY SYSTEMS

Ticker Symbol:INLM	Cusip Number:46004U102
Record Date: 4/30/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Webb & Company as auditors for 2007	For	Issuer	For	With

INTERNET AMERICAN INC

Ticker Symbol:GEEK	Cusip Number:46058Y109
Record Date: 11/20/2006	Meeting Date: 1/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Ratify the appointment of UHY, LLP as the company's independent registered public accounting firm for the fiscal year 2007	For	Issuer	For	With

LJ INTERNATIONAL INC

Ticker Symbol:JADE	Cusip Number:G55312105
Record Date: 6/26/2006	Meeting Date: 8/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

MAD CATZ INTERACTIVE, INC

Ticker Symbol:MCZ	Cusip Number:556162105
Record Date: 7/26/2006	Meeting Date: 8/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Appoint KPMG LLP as independent registered public accounting firm	For	Issuer	For	With

NEW DRAGON ASIA CORP

Ticker Symbol:NWD	Cusip Number:64378H102
Record Date: 4/18/2007	Meeting Date: 5/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of Grobstein Horwath & Comp as independent accountants for 2007	For	Issuer	For	With

ONSCREEN TECHNOLOGIES

Ticker Symbol:ONSC	Cusip Number:68283P109
Record Date: 10/12/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With

PRESSURE BIOSCIENCES INC

Ticker Symbol:PBIO	Cusip Number:74112E109
Record Date: 5/4/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With

PRINCETON REVIEW

Ticker Symbol:REVU	Cusip Number:742352107
Record Date: 4/25/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With

PROGRESSIVE GAMING

Ticker Symbol:PGIC	Cusip Number:74332S102
Record Date: 5/2/2007	Meeting Date: 6/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify ERNST & YOUNG as independent accountants for 2007	For	Issuer	For	With

PROVECTUS

Ticker Symbol:PVCT	Cusip Number:74373F100
Record Date: 4/24/2007	Meeting Date: 6/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With

QLT INC

Ticker Symbol:QLTI	Cusip Number:746927102
Record Date: 3/28/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Approve appointment of Deloitte & Touche as independent auditors for ensuing year and fix their remuneration	For	Issuer	For	With

SMARTIRE SYSTEMS INC

Ticker Symbol:SMTR	Cusip Number:831913108
Record Date: 11/3/2006	Meeting Date: 12/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appointment of BDO Dunwoody as auditor of company	For	Issuer	For	With
2	Authorize the directors to fix the remuneration to be paid to the auditor	For	Issuer	For	With
3	Determine the number of directors at four	Against	Issuer	For	With
4	Adopt a special resolution to approve the 2006 US stock incentive plan for eligible employees, directors, officers and consultants of the company	Split	Issuer	For	With
5	Adopt a special resolution to approve the continuance of our company to British Columbia	Against	Issuer	For	With
6	Elect Directors	Against	Issuer	For	With

SOCKET COMMUNICATIONS, INC

Ticker Symbol:SCKT	Cusip Number:833672108
Record Date: 2/20/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify the appointment of Moss Adams LLP as independent public accountants for 2007	For	Issuer	For	With

SONTRA MEDICAL CORP

Ticker Symbol:SONT	Cusip Number:83568W406
Record Date: 3/29/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	For	Issuer	For	With
2	AMEND COMPANY 2003 STOCK OPTION PLAN	Against	Issuer	For	With
3	RATIFY APPOINTMENT OF WOLF & COMPANY ACCOUNTING FOR CURRENT FISCAL YEAR	For	Issuer	For	With

SYMBOLLON PHARMACEUTICALS

Ticker Symbol:SYMBA	Cusip Number:87151H106
Record Date: 4/2/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OFNOMINEES	Against	Issuer	For	With
2	RATIFY APPT OF CATURANO & COMPANY ACCOUNTING	For	Issuer	For	With
3	PROXIES AUTHORIZED TO VOTE ON OTHER BUSINESS BEFORE ANNUAL MEETING	Against	Issuer	For	With

TEGAL CORPORATION

Ticker Symbol:TGAL	Cusip Number:879008100
Record Date: 5/19/2006	Meeting Date: 7/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approve a series of amendements to our certificate of incorporation to effect a reverse stock split of our common stock	For	Issuer	For	With
3	Approve the eighth amended and restated 1998 equity participation plan to allow for the repricing of issued but unexercised stock options	Against	Issuer	For	With
4	Ratify the appointment of Moss Adams LLP as independent registered public accounting firm for year ending 3/31/07	For	Issuer	For	With
5	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the annual meeting	Against	Issuer	For	With
1	Elect Directors	Split	Issuer	For	With

TIDEL TECHNOLOGIES INC

Ticker Symbol:ATMS	Cusip Number:886368109
Record Date: 8/7/2006	Meeting Date: 9/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the sale of substantially all of the assets as described in the proxy statement.	Against	Issuer	For	With
2	To approve the filing of the certificate of amendmnet to the companys certificate of incorporation to change the company's name to Secure Alliance Holding Corporation	Against	Issuer	For	With
3	To approve adjournment of the special meeting if deemed necessary to facilitate the approval of the sale of the assets	For	Issuer	For	With

URON INC

Ticker Symbol:URON	Cusip Number:917276170
Record Date: 4/11/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	For	Issuer	For	With
2	APPROVE PRE EMPTIVE RIGHTS IN ARTICLES OF INCORPORATION	Against	Issuer	For	With
3	APPROVE ELIMINATION OF CUMULATIVE VOTING IN THE ARTICLES OF INCORPORATION	Against	Issuer	For	With
4	APPROVE AMENDMENT TO THE BYLAWS TO ALLOW INCREASE IN SIZE OF BOARD	For	Issuer	For	With
5	APPROVE AMENDMENT TO THE BYLAWS WHICH DECREASES THE AUORUM REQUIREMENT FOR A MEETING OF SHAREHOLDERS TO 33%	Against	Issuer	For	With
6	APPROVE PURCHASE BY LANTERN ADVISERS LLC OF COMMON STOCK GIVING THEM VOTING RIGHTS TO LANTERN	Against	Issuer	For	With
7	AUTHORITY TO VOTE ON ALL OTHER BUSINESS TO COME BEFORE MEETING	Against	Issuer	For	With

US DATAWORKS, INC

Ticker Symbol:UDW	Cusip Number:91729G301
Record Date: 7/21/2005	Meeting Date: 9/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify appointment of Ham, Langston, & Brezina LLP as independent auditors	For	Issuer	For	With
3	In their discretion, vote upon other business coming before the meeting	Against	Issuer	For	With

VOXWARE., INC

Ticker Symbol:VOXW	Cusip Number:92906L501
Record Date: 10/10/2006	Meeting Date: 11/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	Split	Issuer	For	With
2	Ratify the appointment of BDO Seidman, LLP as independent registered public accountant for year ending 6-30-07	For	Issuer	For	With

WIRELEE TELECOM GROUP, INC

Ticker Symbol:WTT	Cusip Number:976524108
Record Date: 4/25/2006	Meeting Date: 7/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Approve the amended and restated 2000 stock option plan	For	Issuer	For	With

WPCS INTERNATIONAL

Ticker Symbol:WPCS	Cusip Number:92931L203
Record Date: 8/17/2006	Meeting Date: 9/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve appointment of JH Cohn LLP as independent registered public accounting firm	For	Issuer	For	With
3	Approve the 2007 incentive stock plan	For	Issuer	For	With

Z TRIM HOLDINGS

Ticker Symbol:ZTM	Cusip Number:988924106
Record Date: 7/14/2006	Meeting Date: 8/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Spector & Wong LLP as independent public accountants for fiscal year ending Dec 31, 06.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

* Amy L. Siesennop

President

By /s/Joel R. Blumenschein

* Joel R. Blumenschein

Vice President

Date: August 27, 2007

*Print the name and title of each signing officer under his or her signature.